DEFERRED REVENUE	12 Months Ended
Dec. 31, 2017
Disclosure Of Deferred Revenue [Abstract]
DEFERRED REVENUE
11. DEFERRED REVENUE
On July 28, 2015, the Company through its subsidiary Caystar Finance Co. completed a $130 million gold purchase and sale agreement (“Streaming Agreement”) with RGLD, a wholly-owned subsidiary of RGI. This Streaming Agreement was subsequently amended on December 30, 2015 to provide an additional $15 million of streaming advance payment with an option, subject to Golden Star satisfying certain conditions, to access a further $5 million (this option was not exercised and has expired). The Streaming percentages were adjusted as follows to reflect the $15 million additional advance payment: From January 1, 2016, the Company will deliver 9.25% of the Mines’ production to RGLD at a cash purchase price of 20% of spot gold. From the earlier of January 1, 2018 or commercial production of the underground mines, Golden Star will deliver 10.5% of production at a cash purchase price of 20% of spot gold until 240,000 ounces have been delivered. Thereafter, 5.5% of production at a cash purchase price of 30% of spot gold will be delivered.
The upfront payments are accounted for as prepayments of yet-to-be delivered ounces under the contract and are recorded as deferred revenue. The initial term of the contract is 40 years and the deposit bears no interest.
During the year ended December 31, 2017, the Company sold 24,404 ounces of gold to RGLD. Revenue recognized on the ounces sold to RGLD during the year ended December 31, 2017 consisted of $6.1 million of cash payment proceeds and $14.2 million of deferred revenue recognized in the period (see Note 17). The Company has delivered a total of 54,769 ounces of gold to RGLD since the inception of the Streaming Agreement.

	For the Years Ended December 31,
	2017	2016
Beginning balance	$114,112	$65,379
Deposits received	10,000	60,000
Deferred revenue recognized	(14,156)	(11,267)
Balance at the end of the period	$109,956	$114,112

Current portion	$17,894	$19,234
Long term portion	92,062	94,878
Total	$109,956	$114,112